Subsequent Events (Details Textual)						1 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 13, 2017	Dec. 04, 2017 USD ($)	May 05, 2017 USD ($) Officers shares	Jun. 10, 2016 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Oct. 30, 2017 USD ($)	May 31, 2017 USD ($) Officers $ / shares shares	Apr. 30, 2017 USD ($) Officers shares	May 31, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($) $ / shares shares
Number of shares issued | shares			666,667
Number of shares issued, value			$ 3,340,000							$ 3,340,000
Warrants to purchase common stock | shares										0	50,000	1,200,000
Warrant exercise price (in dollars per share) | $ / shares											$ 5.01	$ 0.005
Proceeds from Related Party Debt										$ 50,000	$ 105,000
Percentage of equity financing											50.00%
Fair value of warrants											$ 1,447,066
Merger agreement, description										The Company is obligated under three licenses, production and/or distribution agreements to make guaranteed payments as follows: $475,000 for the fiscal year ended March 31, 2019. The agreements also provide for a revenue share of 35-50% of net revenues. In addition, there are two other agreements that provide for a revenue share of 50% on net revenues, but no guaranteed payments.
Merger consideration
Principal amount					$ 242,498					$ 50,000	50,000
Debt maturity date					Dec. 31, 2015
Guaranteed payments, description										The Company entered into two license, production and/or distribution agreements to make guaranteed payments as follows: $225,000 for the fiscal year ended March 31, 2019, $285,000 for the fiscal year ended March 31, 2020 and $285,000 for the fiscal year ended March 31, 2021.
Net revenues, percentage										50.00%
Third officer [Member]
Common stock granted shares | shares							133,333	133,333
Andy Schuon [Member]
Purchase price per share (in dollars per share) | $ / shares										$ 1.65
Warrants to purchase common stock | shares										1,000,000
Agreement term										3 years
Monthly rate										$ 25,000
Employment Agreements [Member] | First tranche [Member]
Shares vested | shares							66,667	66,667
Shares vesting, description							Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.	Remaining number of shares vesting monthly thereafter, with 100% vesting over the 24-month term of the employment agreement.
Employment Agreements [Member] | Officer [Member]
Officers annual salary							$ 120,000	$ 120,000
Officers annual salary term							2 years	2 years
Number of officers | Officers							2	2
Common stock granted value							$ 501,000	$ 501,000
Common stock granted shares | shares							100,000	100,000
Employment Agreements [Member] | Second officer [Member]
Number of shares issued, value							$ 668,000	$ 668,000
Officers annual salary							$ 180,000	$ 180,000
Officers annual salary term							2 years	2 years
Number of officers | Officers							2	2
Common stock granted value							$ 501,000	$ 501,000
Common stock granted shares | shares							300,000	300,000
Bonus received							$ 100,000	$ 100,000	$ 100,000
Bonus received shares | shares							666,667	666,667
Management Agreement [Member]
Related party due services payable								$ 1,000,000
Debt term								3 years
6% unsecured convertible note payables [Member]
Purchase price per share (in dollars per share) | $ / shares							$ 0.01		$ 0.01
Unsecured Convertible Notes Payable [Member]
Total gross proceeds from securities											$ 5,000,000
Warrants to purchase common stock | shares											265,833
Warrant exercise price (in dollars per share) | $ / shares											$ 0.01
Total cash principal											$ 1,595,000
Fair value of warrants											$ 723,533
Conversion price, Description											As of the issuance dates of these notes, the effective conversion price was $2.73, and the market price of the shares on the date of conversion was approximately $5.01 per share. As such, the Company expects to recognize a beneficial conversion feature of $723,533.
Trinad Capital [Member]
Principal amount										$ 850,000
Percentage of unsecured convertible note payable										6.00%
Debt maturity date										Sep. 30, 2018
Aggregate gross proceeds from financing										$ 5,000,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed										75.00%
Warrants to purchase | shares										425,000
Common stock exercise price | $ / shares										$ 0.01
Trinad Capital [Member] | Senior Notes [Member]
Proceeds from Related Party Debt												95,100
Accredited Investors [Member]
Total gross proceeds from securities				$ 1,250,000								$ 1,250,000
Number of shares issued | shares				250,000
Purchase price per share (in dollars per share) | $ / shares				$ 5.00
Investor [Member]
Number of shares issued | shares											947,500
Number of shares issued, value											$ 9,475
Warrants to purchase common stock | shares							2,880,539		2,880,539		947,500
Warrant exercise price (in dollars per share) | $ / shares											$ 0.01
Total consideration of common stock | shares											737,500
Consultants [Member]
Sale of Stock, Price Per Share | $ / shares										$ 5.01
Institutional Investor [Member]
Total gross proceeds from securities									$ 5,000,000
Wantickets [Member]
Description of notes due			Net income of $3 million in the twelve months following the effective date of his employment agreement or net income of $4 million in the twelve months thereafter.
Total consideration of common stock | shares			2,000,000
Merger agreement, description			Pursuant to the APA and the Letter Agreement, dated as of May 5, 2017 (the "Letter Agreement"), entered into among the Company, LXL Tickets and Mr. Schnaier, the parties agreed that, commencing May 5, 2017, Mr. Schnaier will promptly pay for all of LXL Tickets' net losses of its business for each calendar month (or pro rata thereof), up to a total of $100,000 per month, and for any liabilities exceeding $100,000 in the aggregate that arose from April 1, 2017 to May 5, 2017 (inclusive), until the earlier of (x) such time as a public offering is consummated or (b) May 5, 2018 (such earlier date as between clause (x) and (y).
Wantickets [Member] | Officer [Member]
Officers annual salary			$ 220,000
Officers annual salary term			2 years
Number of officers | Officers			2
Wantickets [Member] | Other officer [Member]
Officers annual salary			$ 160,000
Common stock granted shares | shares			15,000
Subsequent Events [Member]
Merger agreement, description

(i) $20,000,000 plus the amount by which the Incremental Stockholder Loan exceeds $500,000 by (ii) the offering price (the “Offering Price”) of the Company’s contemplated underwritten public offering of its shares of common stock (the “Public Offering”) to be registered on a Registration Statement on Form S-1, as may be amended from time to time and as filed with the Securities and Exchange Commission (the “SEC”), plus (b)(i) if the Cash Merger Consideration (as defined in Amendment No. 2) that would be payable if the stock consideration in foregoing clause (a) was the sole Stock Merger Consideration (without giving effect to the $14,000,000 closing cash consideration ceiling set forth in Amendment No. 2, referred to as the Closing Cash Consideration Target in Amendment No. 2) would exceed the Closing Cash Consideration Target, then an additional amount of shares of the Company’s common stock equal to the quotient of (A) the amount of such excess divided by (B) the Offering Price (collectively, the “Stock Merger Consideration”). The foregoing is anticipated to result in an increase in the Stock Merger Consideration by approximately $14,000,000 of shares of the Company’s common stock and a corresponding decrease in the Cash Merger Consideration payable at Closing by approximately $14,000,000.

In addition, pursuant to Amendment No. 2, the parties agreed, among other things, to: (i) increase the maximum number of additional shares of the Company’s common stock issuable to certain stockholders of Slacker that provide the Incremental Stockholder Loan to Slacker prior to the closing of the Merger for the purpose of funding Slacker’s working capital, to an amount equal to $750,000 divided by the Offering Price (rounded down to the nearest whole share); (ii) extend the date by which the Public Offering must be priced to November 10, 2017; (iii) extend the date by which the Closing must be consummated to November 17, 2017; and (iv) amend certain definitions used in the Merger Agreement.

Merger consideration		$ 2,500,000				$ 14,000,000
Stockholder Loan Fee Cap		$ 1,000,000
Employment agreements, description	The Company amended the employment agreements of Mr. Gold and Mr. Ellin. Mr. Gold's annual salary following the closing of the Company's public offering was reduced to $300,000; his public offering bonus was deferred to March 31, 2019 and reduced to $100,000; and Mr. Gold was granted an additional 333,333 options to purchase shares of the Company's common stock at an exercise price of $4.00 per share, which the Company deemed to accurately reflect the fair value of the shares. Pursuant to the amendment to his employment agreement, Mr. Ellin's salary following the closing of the Company's public offering was reduced to $500,000.